Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 32.8%
	Shares	Value ($)
International 7.9%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	4,572,138	69,039,278
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,085,419	27,339,841
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	1,116,344	15,807,437
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,591,399	15,786,677
Total		127,973,233
U.S. Large Cap 20.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	575,579	21,618,759
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	818,694	64,725,933
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	851,856	29,542,344
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,936,573	64,874,727
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	840,725	29,072,280
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	457,614	25,219,102
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	733,108	25,585,480
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	389,495	25,036,715
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	799,522	25,200,928
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	506,811	16,527,113
Total		327,403,381
U.S. Mid Cap 1.5%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	117,346	5,895,463
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	183,457	5,966,027
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	148,552	5,942,075
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	131,445	5,996,532
Total		23,800,097
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.3%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	299,153	6,001,020
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	245,353	6,440,529
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	540,744	20,894,348
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	565,361	20,087,266
Total		53,423,163
Total Equity Funds (Cost $316,342,276)		532,599,874

Exchange-Traded Equity Funds 4.4%

International Mid Large Cap 1.4%
iShares MSCI EAFE ETF	278,987	21,763,776
U.S. Large Cap 3.0%
SPDR S&P 500 ETF Trust	113,625	48,761,032
Total Exchange-Traded Equity Funds (Cost $39,163,923)		70,524,808

Exchange-Traded Fixed Income Funds 5.0%

Investment Grade 5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	468,500	62,324,555
Vanguard Intermediate-Term Corporate Bond ETF	205,000	19,354,050
Total		81,678,605
Total Exchange-Traded Fixed Income Funds (Cost $77,426,625)		81,678,605

Fixed Income Funds 40.4%

Investment Grade 40.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	12,233,018	126,611,731
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,668,125	36,351,123
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,533,260	71,800,528
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,448,568	36,175,476
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,527,829	95,852,800
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	11,235,306	120,779,537
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,828,326	18,118,715
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	13,570,479	151,175,134
Total		656,865,044
Total Fixed Income Funds (Cost $642,230,425)		656,865,044

Residential Mortgage-Backed Securities - Agency 15.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2036	2.500%	64,021,000	66,681,873
10/19/2036- 10/14/2051	3.000%	113,684,000	119,184,729
10/14/2051	3.500%	61,111,000	64,657,109
Total Residential Mortgage-Backed Securities - Agency (Cost $251,032,224)			250,523,711
Options Purchased Puts 1.0%
Value ($)
(Cost $17,536,704)	16,850,855

Money Market Funds 15.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(a),(d)	258,091,088	258,065,279
Total Money Market Funds (Cost $258,054,362)		258,065,279
Total Investments in Securities (Cost: $1,601,786,539)		1,867,108,176
Other Assets & Liabilities, Net		(242,304,260)
Net Assets		1,624,803,916

At September 30, 2021, securities and/or cash totaling $9,314,291 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	56	12/2021	USD	4,051,040	—	(88,575)
British Pound	141	12/2021	USD	11,874,844	—	(276,926)
Canadian Dollar	3	12/2021	USD	236,970	—	(296)
Euro FX	67	12/2021	USD	9,715,000	—	(225,033)
EURO STOXX 50 Index	241	12/2021	EUR	9,755,680	—	(309,176)
FTSE 100 Index	42	12/2021	GBP	2,970,870	58,777	—
Japanese Yen	129	12/2021	USD	14,481,863	—	(149,956)
MSCI Singapore Index	6	10/2021	SGD	212,100	—	(2,733)
New Zealand Dollar	10	12/2021	USD	690,450	—	(18,837)
OMXS30 Index	225	10/2021	SEK	50,698,125	—	(198,383)
S&P 500 Index E-mini	324	12/2021	USD	69,623,550	—	(3,438,883)
SPI 200 Index	14	12/2021	AUD	2,552,550	—	(14,067)
Swiss Franc	1	12/2021	USD	134,275	—	(2,016)
TOPIX Index	49	12/2021	JPY	994,945,000	—	(54,105)
U.S. Long Bond	179	12/2021	USD	28,500,156	—	(484,375)
U.S. Treasury 10-Year Note	171	12/2021	USD	22,505,203	—	(177,147)
U.S. Treasury 2-Year Note	36	12/2021	USD	7,921,969	1,904	—
U.S. Treasury 2-Year Note	64	12/2021	USD	14,083,500	—	(8,939)
U.S. Treasury 5-Year Note	190	12/2021	USD	23,321,016	5,595	—
U.S. Treasury 5-Year Note	323	12/2021	USD	39,645,727	—	(230,493)
U.S. Ultra Treasury Bond	51	12/2021	USD	9,744,188	—	(280,116)
Total					66,276	(5,960,056)

2	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2021 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Hang Seng Index	(7)	10/2021	HKD	(8,583,400)	—	(19,615)
Russell 2000 Index E-mini	(65)	12/2021	USD	(7,152,600)	144,464	—
S&P/TSX 60 Index	(21)	12/2021	CAD	(5,023,620)	124,357	—
Total					268,821	(19,615)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	137,841,280	320	3,500.00	12/16/2022	5,068,177	5,801,600
S&P 500 Index	JPMorgan	USD	114,149,810	265	3,400.00	12/16/2022	5,078,456	4,259,875
S&P 500 Index	JPMorgan	USD	103,380,960	240	3,300.00	12/16/2022	4,100,971	3,423,600
S&P 500 Index	JPMorgan	USD	55,136,512	128	3,600.00	12/16/2022	2,050,695	2,602,880
S&P 500 Index	JPMorgan	USD	25,845,240	60	3,200.00	12/16/2022	1,238,405	762,900
Total							17,536,704	16,850,855
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	267,597,368	166,531,258	(176,065,727)	2,380	258,065,279	—	(2,381)	133,622	258,091,088
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	22,077,090	—	(1,496,011)	1,037,680	21,618,759	—	2,175,241	—	575,579
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	84,393,394	27,269	(16,455,057)	(3,239,673)	64,725,933	—	15,871,899	—	818,694
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	19,987,818	—	(12,616,722)	(7,371,096)	—	—	7,848,294	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	131,126,676	20,382,382	(11,723,981)	(13,173,346)	126,611,731	9,186,692	(60,266)	4,236,600	12,233,018
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	26,952,413	4,075,570	(4,901,458)	3,415,819	29,542,344	—	1,931,277	—	851,856
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	38,984,592	619,038	(2,770,161)	(482,346)	36,351,123	—	(65,345)	587,734	3,668,125
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	69,122,727	15,836,076	(5,206,282)	(7,951,993)	71,800,528	3,492,668	(316,087)	1,514,403	6,533,260
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	7,851,769	25,674	(1,179,306)	(802,674)	5,895,463	—	1,622,007	—	117,346
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	41,714,461	24,867,856	(664,268)	3,121,229	69,039,278	1,404,706	(63)	866,822	4,572,138
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	26,132,805	34,940,333	(3,329,296)	7,130,885	64,874,727	—	155,776	—	3,936,573
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	20,372,381	10,998,334	(6,072,630)	3,774,195	29,072,280	—	541,435	—	840,725
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	7,888,286	4,224	(1,788,516)	(137,967)	5,966,027	—	1,290,153	—	183,457
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	8,851,360	58,533	(3,715,616)	806,743	6,001,020	—	1,094,237	39,915	299,153
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	9,007,664	1,608,158	(1,931,414)	(2,243,879)	6,440,529	1,064,366	1,857,351	—	245,353
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	37,627,673	1,387,104	(1,697,259)	(1,142,042)	36,175,476	573,378	20,996	738,894	3,448,568
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	89,661,832	9,971,072	(1)	(3,780,103)	95,852,800	1,945,888	—	2,129,641	8,527,829
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	23,875,219	2,174,558	(21,872,032)	(4,177,745)	—	1,098,401	3,562,595	462,771	—
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	24,006,462	2,988,533	(3,550,303)	1,774,410	25,219,102	—	1,318,610	—	457,614
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	20,118,050	—	(7,350,236)	(12,767,814)	—	—	13,158,577	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	16,589,460	10,250,895	(4,542,242)	3,287,367	25,585,480	—	515,065	—	733,108
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	25,008,664	3,067,318	(3,263,606)	224,339	25,036,715	—	763,485	—	389,495
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	18,315,755	8,223,479	(5,010,713)	3,672,407	25,200,928	—	677,483	—	799,522
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	129,999,568	10,394,896	(11,338,074)	(8,276,853)	120,779,537	5,350,292	(150,640)	1,694,676	11,235,306
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	11,657,979	7,144	(4,254,783)	(1,468,265)	5,942,075	—	3,322,602	—	148,552
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	12,875,115	6,350,871	(398,521)	(708,750)	18,118,715	324,283	(7,218)	286,091	1,828,326
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	11,833,914	49,115	(2,914,166)	(2,972,331)	5,996,532	—	3,780,512	—	131,445
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	150,313,857	13,867,658	(5,510,032)	(7,496,349)	151,175,134	3,882,148	(111,850)	2,178,119	13,570,479
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	30,179,412	131,353	(8,576,458)	(5,207,194)	16,527,113	—	8,416,399	—	506,811
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	50,013,509	7,160,884	(27,325,268)	(2,509,284)	27,339,841	—	5,333,693	517,293	2,085,419
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	19,301,384	770,368	(3,834,736)	(429,579)	15,807,437	759,050	974,825	11,319	1,116,344
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	18,567,243	1,387,911	(4,892,319)	723,842	15,786,677	—	272,447	337,121	1,591,399
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	18,954,360	3,420,291	(3,329,136)	1,848,833	20,894,348	—	51,254	—	540,744
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	17,277,912	2,913,732	(2,991,284)	2,886,906	20,087,266	—	404,458	—	565,361
Total	1,508,238,172			(52,632,248)	1,447,530,197	29,081,872	76,246,821	15,735,021

4	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7046_12_L01_(11/21)